POLICY ACQUISITION COSTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Policy acquisition costs deferred and amortized to income
Deferred policy acquisition costs (DAC), beginning of year	$ 52,105	$ 40,242	$ 40,510
VOBA*, CBIC - Acquisition date		10,822
Deferred:
Direct commissions	129,765	116,206	101,523
Premium taxes	9,528	8,725	6,809
Ceding commissions	(29,010)	(24,721)	(24,472)
Net deferred	110,283	100,210	83,860
Amortized	110,044	99,169	84,128
DAC/VOBA*, end of year	52,344	52,105	40,242
Policy acquisition costs:
Amortized to expense - DAC	107,482	91,499	84,128
Amortized to expense - VOBA	2,562	7,670
Period costs:
Ceding commission - contingent	(1,940)	(2,207)	(2,203)
Other underwriting expenses	88,258	86,906	74,969
Total policy acquisition costs	$ 196,362	$ 183,868	$ 156,894